Subsequent events (Details Narrative) - Subsequent Event [Member] - EUR (€)	1 Months Ended
	Oct. 31, 2024	Sep. 30, 2024	Jul. 31, 2024
Subsequent Event [Line Items]
Non qualified stock options			577,884
Stock option exercise price			€ 3.083
Director [Member]
Subsequent Event [Line Items]
Non qualified stock options term vest term			10 years
Officers And Employees [Member] | Minimum [Member]
Subsequent Event [Line Items]
Non qualified stock options term vest term			10 years
Officers And Employees [Member] | Maximum [Member]
Subsequent Event [Line Items]
Non qualified stock options term vest term			3 years
AGC Biologics SPA [Member]
Subsequent Event [Line Items]
Production cost	€ 100,000	€ 159,000	€ 100,000
cancellation fees			€ 112,000